Revenue - Changes in allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue
At the beginning of the year/period	¥ 32,298	¥ 19,468
Allowance made during the year/period	667	11,935
Write off during the year/period	(1,993)	(476)
At the end of the year/period	30,972	32,298
ASU 2016-13 | Cumulative effect of the adoption
Revenue
At the beginning of the year/period	¥ 1,371
At the end of the year/period		¥ 1,371